Accumulated Deficit During Development Stage (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Accumulated deficit during development stage [abstract]
Balance at beginning of year	$ 141,236,838	$ 129,583,125	$ 122,648,452
Impact of initial adoption of IFRS 16	6,261
Net loss for the year	13,456,800	12,337,830	8,265,737
Reclassify expired options from contributed equity
Reclassify expired options from reserves	(280,838)	(684,117)	(1,331,064)
Reclassify expired options/warrants from reserves
Balance at end of year	$ 154,419,061	$ 141,236,838	$ 129,583,125